UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02898

Value Line U.S. Government Money Market  Fund, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, 21st Floor, New York, N.Y. 10036-6524

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31,2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 03/31/12 is included with this Form.

Value Line U.S. Government Money Market Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2012

Principal Amount		Yield †	Maturity Date	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (37.2%)
$500,000	Federal Home Loan Bank Discount Notes	0.07%	4/2/12	$499,998
243,000	Federal Home Loan Bank Discount Notes	0.04	4/16/12	242,996
1,000,000	Federal Home Loan Bank Discount Notes	0.07	5/21/12	999,901
400,000	Federal Home Loan Bank Discount Notes	0.06	5/23/12	399,968
200,000	Federal Home Loan Bank Discount Notes	0.07	5/30/12	199,978
307,000	Federal Home Loan Bank Discount Notes	0.07	6/6/12	306,960
250,000	Federal Home Loan Bank Discount Notes	0.12	6/19/12	249,936
242,000	Federal Home Loan Bank Discount Notes	0.12	6/20/12	241,937
1,000,000	Federal Home Loan Bank Discount Notes	0.14	9/5/12	999,408
750,000	Federal Home Loan Bank Discount Notes	0.15	9/5/12	749,506
900,000	Federal Home Loan Mortgage Corporation Discount Notes	0.07	4/9/12	899,985
600,000	Federal Home Loan Mortgage Corporation Discount Notes	0.06	4/23/12	599,979
217,000	Federal Home Loan Mortgage Corporation Discount Notes	0.11	5/14/12	216,971
530,000	Federal Home Loan Mortgage Corporation Discount Notes	0.07	5/15/12	529,954
200,000	Federal Home Loan Mortgage Corporation Discount Notes	0.06	5/18/12	199,985
438,000	Federal Home Loan Mortgage Corporation Discount Notes	0.06	5/30/12	437,956
390,000	Federal Home Loan Mortgage Corporation Discount Notes	0.09	5/30/12	389,942
1,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.05	6/4/12	999,910
1,256,000	Federal Home Loan Mortgage Corporation Discount Notes	0.07	6/4/12	1,255,853
1,500,000	Federal Home Loan Mortgage Corporation Discount Notes	0.12	6/6/12	1,499,665
320,000	Federal Home Loan Mortgage Corporation Discount Notes	0.07	6/26/12	319,946
1,100,000	Federal Home Loan Mortgage Corporation Discount Notes	0.11	7/2/12	1,099,687
166,000	Federal Home Loan Mortgage Corporation Discount Notes	0.15	8/31/12	165,898
2,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.16	9/10/12	1,998,596
1,000,000	Federal Home Loan Mortgage Corporation Discount Notes	0.15	9/24/12	999,262
1,500,000	Federal Home Loan Mortgage Corporation Discount Notes	0.17	10/1/12	1,498,735
908,000	Federal National Mortgage Association Discount Notes	0.07	5/1/12	907,949
900,000	Federal National Mortgage Association Discount Notes	0.06	5/7/12	899,945
1,000,000	Federal National Mortgage Association Discount Notes	0.06	5/21/12	999,915
1,000,000	Federal National Mortgage Association Discount Notes	0.07	5/30/12	999,892
1,000,000	Federal National Mortgage Association Discount Notes	0.09	6/6/12	999,832
1,000,000	Federal National Mortgage Association Discount Notes	0.10	6/6/12	999,823
1,000,000	Federal National Mortgage Association Discount Notes	0.11	6/6/12	999,795
710,000	Federal National Mortgage Association Discount Notes	0.13	8/8/12	709,667
25,527,000	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Amortized Cost $25,519,730)			25,519,730
COMMERCIAL PAPER (9.4%)
1,000,000	Abbot Laboratories	0.10	4/24/12	999,933
1,000,000	Bank of Nova Scotia NY	0.13	4/26/12	999,910
1,000,000	Dell, Inc.	0.16	5/25/12	999,755
250,000	eBay, Inc.	0.13	6/5/12	249,940
1,000,000	John Deere Bank S.A.	0.16	4/20/12	999,911
1,000,000	MetLife Short Term Funding LLC	0.15	5/31/12	999,746
232,000	Nestle Capital Corp.	0.14	4/18/12	231,984
1,000,000	Philip Morris International, Inc.	0.12	4/19/12	999,937
6,482,000	TOTAL COMMERCIAL PAPER
	(Amortized Cost $6,481,116)			6,481,116

	TOTAL INVESTMENT SECURITIES (46.6%)
	(Cost $32,000,846)			32,000,846

REPURCHASE AGREEMENT (53.5%)
36,700,000	With Morgan Stanley, 0.08%, dated 03/30/12, due 04/02/12, delivery value $36,700,245 (collateralized by $34,530,000 U.S. Treasury Notes 2.7500% due 02/15/19, with a value of $37,334,080)			36,700,000
36,700,000	TOTAL REPURCHASE AGREEMENTS
	(Amortized Cost $36,700,000)			36,700,000
	EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.1%)			(54,398)
	NET ASSETS (100.0%)			$68,646,448
	NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($68,646,448 ÷ 68,681,506 shares outstanding)			$1.00

†	The rate shown on discount securities represents the yield or rate at the end of the reporting period.

1

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
U.S. Government Agency Obligations	$0	$25,519,730	$0	$25,519,730
Commercial Paper	0	6,481,116	0	6,481,116
Repurchase Agreements	0	36,700,000	0	36,700,000

Total Investments in Securities	$0	$68,700,846	$0	$68,700,846

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011- 04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively. The Fund is currently assessing the impact of this guidance on its financial statements.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended March 31, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended March 31, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the  registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2012